Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Detail) - EUR (€) € in Millions	Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016	[2]
Cash and cash equivalent [abstract]
Treasury bills and other eligible bills	€ 43		€ 159		€ 391
Deposits from banks/Loans and advances to banks	786		(2,617)		(3,403)
Cash and balances with central banks	53,202	[1]	49,987		21,989
Cash and cash equivalents at end of year	54,031		47,529	[2]	18,977	[2]	€ 16,164
Treasury bills and other eligible bills included in cash and cash equivalents
Treasury bills and other eligible bills included in trading assets	0		17		5
Treasury bills and other eligible bills included in AFS investments					386
Treasury bills and other eligible bills included in FVOCI			0
Treasury bills and other eligible bills included in securities at AC	43		142
Total treasury bills and other eligible bills included in cash and cash equivalents	43		159		391
Deposits from banks/Loans and advances to banks included in cash and cash equivalents:
Deposits from banks	(8,519)		(8,520)		(8,563)
Loans and advances to banks	9,304		5,903		5,160
Total deposits from banks/Loans and advances to banks included in cash and cash equivalents	786		(2,617)		(3,403)
Deposits from banks/Loans and advances to banks not included in cash and cash equivalents:
Deposits from banks	(26,307)		(28,811)		(28,258)
Loans and advances to banks	25,832		24,519		23,651
Total deposits from banks/Loans and advances to banks not not included in cash and cash equivalents	(476)		(4,292)		(4,607)
Deposits from banks/Loans and advances to banks included in the statement of financial position:
Deposits from banks	(34,826)	[1]	(37,330)		(36,821)
Loans and advances to banks	35,136	[1]	30,422		28,811
Total deposits from banks/Loans and advances to banks included in the statement of financial position	€ 310		€ (6,909)		€ (8,010)

[1]

1 The amounts for the period ended December 2019 have been prepared in accordance with IFRS 16. The right-of-use-assets are presented under line-item 'Property and Equipment' and the lease liability is included in line-item 'Other liabilities'. Prior period amounts have not been restated.

[2]
1 The amounts for the period ended 31 December 2019 and 2018 have been prepared in accordance with IFRS 9. The adoption of IFRS 9 led to new presentation requirements. 2017 period amounts have not been restated. 2018 amounts in other interest income and other interest expense have been updated to improve consistency and comparability.